DUE FROM RELATED PARTIES	12 Months Ended
Dec. 31, 2025
DUE FROM RELATED PARTIES
DUE FROM RELATED PARTIES

4. DUE FROM RELATED PARTY

Due from related party consists of:

	December 31,	December 31,
Borrower	2025	2024
Lifschultz Enterprise Company LLC (an entity controlled by David Lifschultz, Genoil chief executive officer, and Bruce Abbott, Genoil chief operating officer)	$-	$37,181
Current portion	$-	$-
Non-current portion	-	37,181
Total	$-	$37,181

The receivable is non-interest bearing and is due on demand.

The receivable from Lifschultz Enterprise Company, LLC (“LEC”) represents ongoing advances from the Company to LEC. LEC had no business revenues in 2024 and 2025. At December 31, 2025, LEC’’s principal assets consisted of a convertible note receivable from the Company due January 1, 2028, in the amount of $220,139 (see Note 6), accrued interest thereon of $72,256 (see Note 5), and ownership of 462,471,800 shares of Company common stock. At December 31, 2024, LEC’’s principal assets consisted of a convertible note receivable from the Company due on January 1, 2028, in the amount of $214,375 (see Note 6), accrued interest thereon of $38,612 (see Note 5), and ownership of 462,471,800 shares of Company common stock.